Flight equipment held for operating leases, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Movement in Property Subject to or Available for Operating Lease [Roll Forward]
Net book value at beginning of period	$ 35,156,450	$ 35,870,781
Additions	785,047	584,229
Depreciation	(776,414)	(814,933)
Disposals and transfers to held for sale	(330,940)	(163,156)
Transfers to investment in finance and sales-type leases, net	(19,890)	(38,707)
Impairment (Note 17)	(73,386)	(81,886)
Net book value at end of period	34,740,867	35,356,328
Accumulated depreciation and impairment as of June 30, 2021 and 2020	$ (10,335,040)	$ (8,229,943)